Provisions - Net defined benefit liability of the Biotest Group (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Pension plans
Net present value of defined benefit obligations	€ 110,916	€ 102,693
Fair value of plan assets	10,757	8,622
Net defined benefit liability	100,159	94,071
Pension plans
Pension plans
Net present value of defined benefit obligations	95,721	88,086
Fair value of plan assets	8,738	7,033
Net defined benefit liability	86,983	81,054
Similar obligations
Pension plans
Net present value of defined benefit obligations	15,195	14,607
Fair value of plan assets	2,019	1,589
Net defined benefit liability	€ 13,176	€ 13,017